--------------------------------------------------------------------------------
COLONIAL STRATEGIC BALANCED FUND       Semiannual Report
--------------------------------------------------------------------------------
April 30, 2000

[COVER PHOTO]

President's Message

Dear Shareholder:

Over the past six months, investment markets experienced volatility, affecting the performance of many securities. Typically, a fund that invested across several markets, such as Colonial Strategic Balanced Fund, provided diversity to support the Fund when one area of the market declined. During a time when most major markets were volatile, we found that holding quality investments across a diversified portfolio was the best strategy.

Global stock markets offered solid growth potential for much of the period, but spiraled into negative territory during the last six weeks as rising interest rates, market corrections and individual company concerns spilled over from market to market. A lack of investor demand in the bond market resulted in continued mutual fund outflows and restricted liquidity.

For the six-month period ended April 30, 2000, Colonial Strategic Balanced Fund's Class A shares returned 3.63% without a sales charge, while the S&P 500 Index returned 7.18% and the Lehman Brothers Government/Corporate Bond Index returned 1.51% for the same period. The Fund's portfolio managers seek to own a diversified portfolio of high-quality domestic and international growth stocks with a balance of fixed income investments. The managers reduced the number of holdings in the Fund and converted more assets to fewer higher quality holdings where they had the most confidence.

The following report details the strategies employed by the Fund's portfolio managers during the period. For more information, contact your financial advisor or visit us on the Internet at www.libertyfunds.com for updates on the Fund. As always, we thank you for choosing Colonial Strategic Balanced Fund and for giving us the opportunity to serve your investment needs.

Sincerely,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
June 16, 2000

---------------------------
Not FDIC    May Lose Value
Insured   No Bank Guarantee
---------------------------

Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue or come to pass.

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o Stock markets around the world experienced volatility during the latter part of the six-month period ended April 30, 2000.

      The causes were varied, but included aggressive tightening by the Federal Reserve Board, higher inflation reports and a sell-off in technology stocks in the U.S.

o     The high-yield bond market suffered during the early months of 2000.

      This was due more to mutual fund outflows and trading liquidity problems than credit-related problems.

o     A positive outlook for the remainder of the year.

      We believe the Fund's higher-quality growth repositioning should support the Fund under these conditions. Our outlook calls for moderate global economic expansion.

             Colonial Strategic Balanced Fund vs. Index Performance

                                11/1/99 - 4/30/00

  Colonial Strategic
Balanced Fund, Class A                                         Lehman Brothers
  shares, without a                                         Government/Corporate
     sales charge                S&P 500 Index                   Bond Index
--------------------------------------------------------------------------------
        3.63%                        7.18%                         1.51%

Past performance does not guarantee future results. Returns and value of an investment may vary resulting in a gain or loss on sale.

The S&P 500 Index tracks the performance of 500 large-capitalization U.S. stocks. The Lehman Brothers Government/Corporate Bond Index tracks the performance of both U.S. government and U.S. corporate bonds. These indexes are common benchmarks for the markets in which the Fund normally invests. Unlike mutual funds, it is not possible to invest directly in an index.

Net asset value per share on 4/30/00

Class A                 $14.08
------------------------------
Class B                 $14.04
------------------------------
Class C                 $14.07
------------------------------

Distributions declared per share from 10/31/99 to 4/30/00

Class A                  $1.82
------------------------------
Class B                  $1.76
------------------------------
Class C                  $1.76
------------------------------

--------------------------------------------------------------------------------
Portfolio Managers' Report
--------------------------------------------------------------------------------

BOUGHT

As part of our attempt to reposition the portfolio in high-quality, large-capitalization companies, we purchased Cisco Systems (2.4% of net assets), computer networking hardware and software manufacturer; Intel (1.4% of net assets), the world's largest semiconductor chip maker; Oracle (1.8% of net assets), a business applications and systems software developer and manufacturer; and Sun Microsystems (1.3% of net assets), a worldwide provider of networking products, services and support.

Top five government bonds as of 4/30/00

1. FHLMC 30 Yr.
   6.50% 2014-2030       3.6%
-----------------------------
2. U.S. Treasury Bonds
   8.75% 2017            2.2%
-----------------------------
3. U.S. Treasury Notes
   11.88% 2003           1.5%
-----------------------------
4. FHLMC 15 Yr.
   7.00% 2009-2030       1.4%
-----------------------------
5. U.S. Treasury Bonds
   11.63% 2004           1.2%
-----------------------------

Portfolio holdings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same portfolio holdings in the future.

Positive performance amid volatile market conditions

Colonial Strategic Balanced Fund Class A shares provided a total return of 3.63% without sales charge for the six-month period ended April 30, 2000, while the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Indexes returned 7.18% and 1.51%, respectively, for the same period.

Portfolio restructuring helped reduce risk

During the six-month period ended April 30, 2000, we restructured the Portfolio with the objective of reducing risk and increasing the quality of holdings. We sold several of the Fund's smaller holdings that had weaker growth prospects and unfavorable corporate performance. We maintained the Fund's diversity, but reallocated domestic and international assets into large-capitalization globally positioned stocks that we believe have better long-term growth potential. For example, we replaced positions in a few smaller banks and financial stocks with a major position in Citigroup (1.3% of net assets), a leading global financial institution. Equity holdings increased slightly from around 55% to around 60% of assets, with 20% of those holdings being foreign.

Fixed-income repositioning

The fixed-income portion of the Portfolio was significantly redirected, with large reductions in both the high yield and foreign bond components to 5% of assets each, down from more than 20% of the Portfolio combined at the beginning of the period. Recent malaise in the high-yield market was most likely the result of mutual fund outflows and trading liquidity, and not about credit-related concerns. We moved fixed-income assets into less risky, lower volatility holdings such as U.S. Treasurys and investment-grade bonds as U.S. long-term interest rates moved lower in the first few months of 2000.

Half of the foreign bond portion of the Fund is in developed markets including the Dollar bloc, United Kingdom and Scandinavia, and the other half is mainly in emerging countries in Latin America and Eastern Europe. Foreign bond performance supported the Fund during the period as spreads tightened significantly in the emerging debt markets.

--------------------------------------------------------------------------------
Portfolio Managers' Report (continued)
--------------------------------------------------------------------------------

Expectations for a stronger Japanese economy and positive global environment

We increased Japanese holdings during the period. Although the Japanese economy is underperforming, the previously troubled banking system has stabilized somewhat with the help of consolidation in the industry. The economy also boasts tax-rate reductions, mild deflation and corporate restructuring efforts. With these improved conditions, and an improving economy, we believe the Japanese market will see heightened worldwide demand and that we are well positioned there. We scaled down European holdings due to currency concerns, reducing exposure to the consumer and utility industries.

We foresee continued global economic expansion at a somewhat slower rate as we move through the second half of this year. The Portfolio is well-positioned if, as we believe, Japan's economy and European domestic growth improve. There are some risks to this outcome, mainly surrounding the strength of the dollar and euro currency, as well as increased market volatility and inflation. We believe European growth is dependent upon fiscal policy to become effective, and tax cuts to materialize.

/s/ Harvey B. Hirschhorn                          /s/ Carl C. Ericson

/s/ Laura A. Ostrander                            /s/ Michael T. Kennedy

Harvey Hirschhorn is an executive vice president of Colonial Management Associates (CMA) and is lead portfolio manager of the Fund. Carl Ericson is a senior vice president and Director and Manager of the Taxable Fixed-Income Group of CMA. Laura Ostrander and Mike Kennedy are senior vice presidents of CMA.

The value and returns earned on an investment in the Fund may be affected by stock market fluctuations. Investing in smaller-cap stocks may include liquidity risks as well. Changes in interest rates and financial strength of issuers of lower-rated bonds, foreign, political and economic developments may also affect Fund performance.

Top five equity holdings as of 4/30/00

1.  Nokia                 2.8%
------------------------------
2.  Cisco Systems         2.4%
------------------------------
3.  Vodafone AirTouch     1.9%
------------------------------
4.  General Electric      1.8%
------------------------------
5.  Oracle                1.8%
------------------------------

Portfolio holdings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same portfolio holdings in the future.

SOLD

We sold several of the Fund's larger positions in consumer and technology stocks, including Kellogg and Lucent. These companies' operations were performing below our expectations so we reallocated these positions to companies with better longer-term prospects.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Average Annual Total Returns as of 4/30/00

Share Class                      A                      B                        C
Inception Date                9/19/94                9/19/94                  9/19/94
----------------------------------------------------------------------------------------------
                        Without      With      Without       With       Without       With
                         Sales       Sales      Sales        Sales       Sales        Sales
                        Charge      Charge     Charge       Charge      Charge       Charge
----------------------------------------------------------------------------------------------
 Six months              3.63%      (1.29)%      3.19%      (1.39)%      3.25%        2.33%
 (Cumulative)
----------------------------------------------------------------------------------------------
 1 year                  2.21       (2.65)       1.40       (3.04)       1.46         0.57
----------------------------------------------------------------------------------------------
 5 years                13.56       12.46       12.96       12.71       12.97        12.97
----------------------------------------------------------------------------------------------
 Life of Fund           12.93       11.95       12.36       12.25       12.36        12.36
----------------------------------------------------------------------------------------------

Average Annual Total Returns as of 3/31/00

Share Class                     A                       B                       C
----------------------------------------------------------------------------------------------
                       Without      With       Without      With       Without       With
                        Sales       Sales       Sales       Sales       Sales        Sales
                       Charge      Charge      Charge      Charge      Charge       Charge
----------------------------------------------------------------------------------------------
 Six months             9.51%       4.31%       9.12%       4.28%       9.18%        8.21%
 (Cumulative)
----------------------------------------------------------------------------------------------
 1 year                 7.50        2.39        6.67        2.00        6.72         5.79
----------------------------------------------------------------------------------------------
 5 years               14.72       13.60       14.15       13.91       14.16        14.16
----------------------------------------------------------------------------------------------
 Life of Fund          13.75       12.75       13.18       13.08       13.18        13.18
----------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year
- 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangement, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands)

Common Stocks - 60.8%                      COUNTRY        SHARES     VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 8.7%
Depository Institutions - 2.7%
Banco Bilbao Vizcaya Argentaria S.A.          Sp            70    $    949
Bayerische HypoVereinsbank                     G            10         620
Chase Manhattan Corp.                                       14       1,009
First Union Corp.                                           (a)         (a)
Royal Bank of Scotland Group PLC              UK            47         708
The Bank of Tokyo Mitsubishi                  Ja            46         593
Wells Fargo & Co.                                            7         288
                                                                  --------
                                                                     4,167
                                                                  --------
Financial Services - 0.3%
The Goldman Sachs Group, Inc.                                5         466
                                                                  --------
Holding & Other Investment Offices - 0.4%
Zurich Allied AG                              Sz             1         628
                                                                  --------
Insurance Agents & Brokers - 0.5%
Marsh & McLennan Companies, Inc.                             8         789
                                                                  --------
Insurance Carriers - 2.8%
Ace, Ltd.                                                   20         479
American International Group, Inc.                          17       1,865
AGF (Assurances Genetales
   de France) (b)                             Fr            (a)         (a)
Citigroup, Inc.                                             35       2,080
                                                                  --------
                                                                     4,424
                                                                  --------
Investment Companies - 1.0%
World Equity Benchmark Share - Japan                       100       1,525
                                                                  --------
Nondepository Credit Institutions - 1.1%
Associates First Capital Corp.                              25         555
Capital One Financial Corp.                                 13         569
Freddie Mac                                                 12         551
                                                                  --------
                                                                     1,675
                                                                  --------
--------------------------------------------------------------------------------
MANUFACTURING - 26.8%
Chemicals & Allied Products - 5.1%
Amgen, Inc.  (b)                                             9         504
Aventis S.A.                                  Fr            15         817
Bristol-Myers Squibb Co.                                    17         892
E.I. du Pont de Nemours & Co.                               13         616
Merck & Co., Inc.                                           19       1,307
Pharmacia & Upjohn, Inc.                                    18         891
Procter & Gamble Co.                                        10         596
Schering-Plough Corp.                                       28       1,129
Warner-Lambert Co.                                          11       1,252
                                                                  --------
                                                                     8,004
                                                                  --------
Communications Equipment - 3.6%
360networks, Inc.  (b)                                      24         365
Philips Electronics NV (b)                    Ne            45       2,005
Sony Corp.                                    Ja            16       1,842
Telefonakteibolaget LM Ericsson                             16       1,415
                                                                  --------
                                                                     5,627
                                                                  --------
Electrical Industrial Equipment - 1.9%
General Electric Co. (b)                                    18       2,893
                                                                  --------
Electronic & Electrical Equipment - 0.1%
UTStarcom, Inc.  (b)                                         4         166
                                                                  --------
Electronic Components - 1.4%
Intel Corp.                                                 17       2,156
                                                                  --------

Food & Kindred Products - 1.0%
Nestle AG Registered                          Sz                       618
PepsiCo, Inc.                                               24         881
                                                                  --------
                                                                     1,499
                                                                  --------
Lumber & Wood Products - 0.3%
Georgia Pacific Corp.                                       14         515
                                                                  --------
Machinery & Computer Equipment - 6.7%
Caterpillar, Inc.                                           14         552
Cisco Systems, Inc.  (b)                                    55       3,813
EMC Corp. (b)                                               14       1,945
Hewlett-Packard Co.                                         11       1,485
International Business Machines Corp.                       14       1,518
Oerlikon-Buehrle Holding AG                   Sz             5       1,099
                                                                  --------
                                                                    10,412
                                                                  --------
Measuring & Analyzing Instruments - 1.1%
JDS Uniphase Corp. (b)                                       4         415
Medtronic, Inc.                                              9         467
Teradyne, Inc.  (b)                                          7         770
                                                                  --------
                                                                     1,652
                                                                  --------
Miscellaneous Manufacturing - 0.7%
Tyco International Ltd.                                     25       1,148
                                                                  --------
Office Machines - 0.5%
Pitney Bowes, Inc.                                          20         818
                                                                  --------
Petroleum Refining - 1.8%
BP Amoco PLC ADR                                            17         867
Exxon Mobil Corp.                                           19       1,476
Texaco, Inc.                                                10         495
                                                                  --------
                                                                     2,838
                                                                  --------
Primary Metal - 0.7%
Alcoa, Inc.                                                 10         649
Nucor Corp.                                                 10         430
                                                                  --------
                                                                     1,079
                                                                  --------
Rubber & Plastic - 0.4%
Illinois Tool Works, Inc.                                    9         580
                                                                  --------
Stone, Clay, Glass & Concrete - 0.6%
Corning, Inc.                                                5         988
                                                                  --------
Transportation Equipment - 0.9%
Ford Motor Co.                                              14         766
United Technologies Corp.                                   10         622
                                                                  --------
                                                                     1,388
                                                                  --------
--------------------------------------------------------------------------------
MINING & ENERGY - 2.2%
Crude Petroleum & Natural Gas - 0.3%
Conoco, Inc. Class B                                        17         419
                                                                  --------
Oil & Gas Field Services - 0.3%
PetroChina Co., Ltd. ADR   (b)                              34         510
                                                                  --------

Oil & Gas Field Services - 1.6%
Enron Corp.                                                 20       1,394
Schlumberger Ltd.                                           15       1,148
                                                                  --------
                                                                     2,542
                                                                  --------
--------------------------------------------------------------------------------
RETAIL TRADE - 3.9%
Apparel & Accessory Stores - 0.4%
Kohl's Corp.  (b)                                           14         672
                                                                  --------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands)

Common Stocks (continued)                  COUNTRY        SHARES     VALUE
--------------------------------------------------------------------------------
RETAIL TRADE (continued)
Building, Hardware & Garden Supply - 0.9%
Home Depot, Inc.                                            25    $  1,402
                                                                  --------
Food Stores - 0.8%
Safeway, Inc.  (b)                                          28       1,236
                                                                  --------
General Merchandise Stores - 1.3%
Wal-Mart Stores, Inc.                                       36       1,994
                                                                  --------
Restaurants - 0.5%
McDonald's Corp.                                            22         839
                                                                  --------
--------------------------------------------------------------------------------
SERVICES - 6.5%
Business Services - 1.8%
Concord EFS, Inc.  (b)                                      20         448
Sun Microsystems, Inc.  (b)                                 22       2,023
Young & Rubicam, Inc.                                        7         390
                                                                  --------
                                                                     2,861
                                                                  --------
Computer Related Services - 0.5%
Crayfish Co., Ltd. ADR  (b)                                 11         164
Network Appliance, Inc.  (b)                                 7         518
                                                                  --------
                                                                       682
                                                                  --------
Computer Software - 4.0%
Affiliated Computer Services, Inc., Class A  (b)            17         563
Microsoft Corp. (b)                                         28       1,953
Oracle Corp.                                                35       2,798
SunGard Data Systems, Inc.  (b)                             20         691
Sycamore Networks, Inc.  (b)                                 3         236
                                                                  --------
                                                                     6,241
                                                                  --------
Engineering, Accounting,
Research & Management - 0.2%
Genentech, Inc.  (b)                                         3         351
                                                                  --------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 12.5%
Broadcasting - 0.7%
Clear Channel Communications, Inc. (b)                       6         432
Infineon Technologies AG ADR  (b)                            9         631
                                                                  --------
                                                                     1,063
                                                                  --------
Communications - 2.4%
GT Group Telecom, Inc. Class B  (b)                          8         104
Infonet Services Corp. Class B  (b)                         18         304
Viacom, Inc. Class A  (b)                                    7         384
Vodafone AirTouch PLC                         UK           652       2,976
                                                                  --------
                                                                     3,768
                                                                  --------
Electric Services - 1.0%
AES Corp.  (b)                                               9         809
Texas Utilities Corp.                                       10         337
Unicom Corp.                                                10         398
                                                                  --------
                                                                     1,544
                                                                  --------
Gas Services - 0.8%
Kinder Morgan, Inc.                                         30         894
Nicor, Inc.                                                 10         339
                                                                  --------
                                                                     1,233
                                                                  --------
Telecommunication - 7.6%
AT&T Corp.                                                  20         934
AT&T Wireless Group  (b)                                    14         449
Bell Atlantic Corp.                                         20       1,185
Charter Communications, Inc. (b)                            28         411
Comcast Corp. Special Class A                               17         681
Worldcom, Inc. (b)                                          31       1,409
Nippon Telegraph & Telephone Corp.            Ja                       966
Oyj Nokia AB, Class A  (b)                    Fi            76       4,365
SBC Communications, Inc., Class A                           21         920
Williams Communications Group, Inc.  (b)                    14         518
                                                                  --------
                                                                    11,838
                                                                  --------
--------------------------------------------------------------------------------
WHOLESALE TRADE - 0.2%
Durable Goods
Softbank Corp.                                Ja             2         369
                                                                  --------
TOTAL COMMON STOCKS
   (cost of $71,834)                                                95,001
                                                                  --------
Preferred Stocks - 0.1%
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 0.1%
Broadcasting - 0.0%
Granite Broadcasting Corp.
   12.750% PIK                                                          29
PriMedia Inc.  9.200%                                                   46
                                                                  --------
                                                                        74
                                                                  --------
Cable - 0.1%
CSC Holdings Ltd.,
   11.125%  PIK, Series M                                              117
                                                                  --------
Communications - 0.0%
Dobson Communication Corp.
   12.250% PIK                                                          21
                                                                  --------
TOTAL PREFERRED STOCKS
   (cost of $202)                                                      212
                                                                  --------
Warrants - 0.0%
--------------------------------------------------------------------------------
RETAIL TRADE - 0.0%
Food Stores
Ono Finance, PLC                                                         8
                                                                  --------
SERVICES - 0.0%
--------------------------------------------------------------------------------
Health Services
AirGate PCS, Inc.                                                        5
                                                                  --------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
Telecommunication
Carrier 1 International (b)                                              9
                                                                  --------
TOTAL WARRANTS
   (cost of $7)                                                         22
                                                                  --------
Bonds & Notes - 34.4%                                     PAR
--------------------------------------------------------------------------------
CORPORATE FIXED-INCOME BONDS & NOTES - 13.8%
Construction - 0.0%
Atrium Companies, Inc.,
   10.500% 05/01/09                                      $  50          47
                                                                  --------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------

Bonds & Notes (continued)                                 PAR       VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 4.9%
Depository Institutions - 1.3%
ABN Amro Bank NV (Chicago)
   6.625% 10/31/01                                      $1,000    $    979
Citicorp,
   8.040% 12/15/19 (c)                                   1,050       1,057
Sovereign Bancorp, Inc.,
   10.500% 11/15/06                                         50          49
                                                                  --------
                                                                     2,085
                                                                  --------
Financial Services - 0.2%
PDVSA Finance Ltd., Series 1999 I,
   9.750% 02/15/10                                         370         358
                                                                  --------
Insurance Carriers - 1.2%
Florida Windstorm Underwriting Association:
   6.500% 08/25/02 (c)                                     350         337
   7.125% 02/25/19 (c)                                     950         869
Transamerica Finance Corp.,
   6.125% 11/01/01                                         750         735
                                                                  --------
                                                                     1,941
                                                                  --------
Nondepository Credit Institutions - 2.2%
Associates Corp. of North America,
   5.875% 07/15/02                                       1,000         965
Ford Motor Credit Co.,
   7.250% 01/15/03                                         750         742
Household Finance Corp.,
   5.875% 11/01/02                                       1,000         961
National Rural Utilities Cooperative
   Finance Corp.,
   6.000% 01/15/04                                         750         712
                                                                  --------
                                                                     3,380
                                                                  --------
--------------------------------------------------------------------------------
MANUFACTURING - 3.6%
Chemicals & Allied Products - 0.9%
Agricultural Minerals Co., L.P.,
   10.750% 09/30/03                                         40          30
Allied Waste North America, Inc.,
   10.000% 08/01/09                                        100          69
Bio-Rad Laboratories, Inc.,
   11.625% 02/15/07 (c)                                     50          51
Hanson Overseas BV,
   6.750% 09/15/05                                         850         808
Huntsman ICI Holdings L.L.C.,
   (d) 12/31/09                                            180          57
HydroChem Industrial Services, Inc.,
   10.375% 08/01/07                                         25          19
Lyondell Chemical Co.:
   9.625% 05/01/07                                          50          50
   10.875% 05/01/09                                         50          50
PCI Chemicals Canada, Inc.,
   9.250% 10/15/07                                          45          36
Sterling Chemicals, Inc.,
   11.250% 04/01/07                                        100          85
Terra Industries, Inc.,
   10.500% 06/15/05                                         50          38
Texas Petrochemical Corp.,
   11.125% 07/01/06                                         50          41
Trans Resources, Inc.,
   10.750% 03/15/08                                         50          27
                                                                  --------
                                                                     1,361
                                                                  --------
Electronic & Electrical Equipment - 0.1%
Gentek, Inc.,
   11.000% 08/01/09                                         50          50
TransDigm, Inc.,
   10.375% 12/01/08                                         50          40
                                                                  --------
                                                                        90
                                                                  --------
Fabricated Metal - 0.1%
Earle M. Jorgensen & Co.,
   9.500% 04/01/05                                          50          46
Euramax International, PLC,
   11.250% 10/01/06                                        100         101
US Can Corp.,
   10.125% 10/15/06                                         50          53
                                                                  --------
                                                                       200
                                                                  --------
Food & Kindred Products - 0.1%
Chattem, Inc.,
   8.875% 04/01/08                                         100          86
Premier International Foods, PLC,
   12.000% 09/01/09 (c)                                    100          95
                                                                  --------
                                                                       181
                                                                  --------
Machinery & Computer Equipment - 0.1%
IMO Industries, Inc.,
   11.750% 05/01/06                                         50          50
                                                                  --------
Measuring & Analyzing Instruments - 0.0%
Envirosource, Inc.,
   9.750% 06/15/03                                          50          33
                                                                  --------
Miscellaneous Manufacturing - 0.7%
Blount, Inc.,
   13.000% 08/01/09                                         60          60
Koppers Industries, Inc.,
   9.875% 12/01/07                                          50          46
Owens-Illinois, Inc.,
   7.500% 05/15/10                                         100          88
Raytheon Co.,
   6.750% 08/15/07                                         800         728
Terex Corp.,
   8.875% 04/01/08                                          50          44
Tokheim Corp.,
   11.375% 08/01/08                                         35          11
United Industries, Inc.,
   9.875% 04/01/09                                          50          38
Werner Holding Co.,
   10.000% 11/15/07                                         50          47
                                                                  --------
                                                                     1,062
                                                                  --------
Paper Products - 0.3%
Gaylord Container Corp.,
   9.750% 06/15/07                                         200         177
Georgia Gulf Corp.,
   10.375% 11/01/07                                         30          31
Repap New Brunswick, Inc.,
   10.625% 04/15/05                                         50          47
Riverwood International Corp.,
   10.875% 04/01/08                                        100          95

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands)

Bonds & Notes (continued)                                PAR        VALUE
--------------------------------------------------------------------------------
MANUFACTURING (continued)
Stone Container Corp.,
   10.750% 10/01/02                                     $   50    $     51
                                                                  --------
                                                                       400
                                                                  --------
Petroleum Refining - 0.7%
Benton Oil & Gas Co.:
   9.375% 11/01/07                                          50          30
   11.625% 05/01/03                                         15          10
USX Corp.,
   6.850% 03/01/08                                       1,200       1,105
                                                                  --------
                                                                     1,145
                                                                  --------
Primary Metal - 0.2%
AK Steel Corp.,
   7.875% 02/15/09                                          50          46
Algoma Steel, Inc.,
   12.375% 07/15/05                                         50          49
Bayou Steel Corp.,
   9.500% 05/15/08                                          50          46
Kaiser Aluminum & Chemical Corp.,
   10.875% 10/15/06                                         50          48
Keystone Consolidated Industries, Inc.,
   9.625% 08/01/07                                          50          43
Renco Metals, Inc.,
   11.500% 07/01/03                                         50          24
WCI Steel Inc.,
   10.000% 12/01/04                                         75          74
                                                                  --------
                                                                       330
                                                                  --------
Printing & Publishing - 0.0%
American Lawyer Media, Inc.,
   9.750% 12/15/07                                          45          42
                                                                  --------
Textile Mill Products - 0.0%
Collins & Aikman Products Co.,
   10.000% 01/15/07                                         50          49
                                                                  --------
Transportation Equipment - 0.4%
Collins & Aikman Products Co.,
   11.500% 04/15/06                                         50          49
Dura Operating Corp.,
   9.000% 05/01/09                                          50          45
General Motors Corp.,
   9.125% 07/15/01                                         500         510
LDM Technologies, Inc.,
   10.750% 01/15/07                                         50          37
                                                                  --------
                                                                       641
                                                                  --------
--------------------------------------------------------------------------------
MINING & ENERGY - 0.3%
Coal Mining - 0.0%
AEI Resources, Inc.,
   10.500% 12/15/05 (c)                                     50          10
                                                                  --------
Oil & Gas Extraction - 0.3%
HS Resources, Inc.,
   9.250% 11/15/06                                          75          73
Magnum Hunter Resources, Inc.,
   10.000% 06/01/07                                        100          90
Mariner Energy, Inc.,
   10.500% 08/01/06                                        100          92
Ocean Energy, Inc.,
   8.875% 07/15/07                                          50          49
Vintage Petroleum, Inc.,
   9.750% 06/30/09                                         100         101
                                                                  --------
                                                                       405
                                                                  --------
Oil & Gas Field Services - 0.0%
RBF Finance Co.,
   11.000% 03/15/06                                         50          53
                                                                  --------
--------------------------------------------------------------------------------
RETAIL TRADE - 1.0%
Food Stores - 0.0%
Pathmark Stores, Inc.,
   9.625% 05/01/03                                          50          36
                                                                  --------
General Merchandise Stores - 1.0%
Dayton Hudson Co.,
   6.400% 02/15/03                                         750         729
Wal-Mart Stores, Inc.,
   6.750% 10/15/23                                         850         782
                                                                  --------
                                                                     1,511
                                                                  --------
--------------------------------------------------------------------------------
SERVICES - 0.4%
Amusement & Recreation - 0.3%
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09                                          80          75
Hollywood Casino Corp.,
   11.250% 05/01/07                                         75          76
Hollywood Park, Inc.,
   9.500% 08/01/07                                          25          25
Horseshoe Gaming, L.L.C.,
   9.375% 06/15/07                                          75          73
Mohegan Tribal Gaming Authority,
   8.750% 01/01/09                                         150         143
Regal Cinemas, Inc.,
   9.500% 06/01/08                                         100          41
                                                                  --------
                                                                       433
                                                                  --------
Health Services - 0.0%
Tenet Healthcare Corp.,
   8.625% 01/15/07                                          25          24
                                                                  --------
Hotels, Camps & Lodging - 0.1%
CapRock Communications Corp.,
   11.500% 05/01/09                                         75          71
Eldorado Resorts L.L.C.,
   10.500% 08/15/06                                         50          49
                                                                  --------
                                                                       120
                                                                  --------
Other Services - 0.0%
Intertek Finance, PLC,
   10.250% 11/01/06 (e)                                     50          42
                                                                  --------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 3.6%
Air Transportation - 0.0%
U.S. Airways, Inc.,
   10.375% 03/01/13                                         50          42
                                                                  --------
Broadcasting - 0.2%
Allbritton Communications Co.,
   9.750% 11/30/07                                         100          96

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------

Bonds & Notes (continued)                                PAR        VALUE
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES (continued)
Cumulua Media, Inc.,
   10.375% 07/01/08                                      $  25    $     23
                                                                  --------
Fox Family Worldwide, Inc.,
   9.250% 11/01/07                                         100          89
LIN Holding Corp.,
   stepped coupon, (d) (10.000% 03/01/03)
   03/01/08                                                100          60
Sinclair Broadcast Group, Inc.,
   9.000% 07/15/07                                          75          67
                                                                  --------
                                                                       335
                                                                  --------
Cable - 0.7%
Adelphia Communications Corp.:
   8.375% 02/01/08                                         200         179
   9.875% 03/01/07                                         100          98
Charter Communications Holdings, L.L.C.,
   stepped coupon, (d) (9.920% 04/01/04)
   04/01/11                                                200         110
Diamond Cable Co.,
   stepped coupon, (d) (10.750% 02/15/02)
   02/15/07                                                100          76
EchoStar DBS Corp.,
   9.250% 02/01/06                                         150         145
FrontierVision Holdings L.P.,
   stepped coupon, (d) (11.875% 09/15/01)
   09/15/07                                                100          87
NTL, Inc.,
   stepped coupon, (d) (9.750% 04/15/04)
   04/15/09 (e)                                            200         176
Northland Cable Television, Inc.,
   10.250% 11/15/07                                         65          62
Telewest Communication PLC,
   stepped coupon, (d) (11.000% 10/01/00)
   10/01/07                                                100          94
                                                                  --------
                                                                     1,027
                                                                  --------
Communications - 0.2%
Call-Net Enterprises, Inc.,
   stepped coupon, (d) (10.800% 05/15/04)
   05/15/09                                                100          37
Centennial Cellular Corp.,
   10.750% 12/15/08                                         50          50
Exodus Communications, Inc.,
   10.750% 12/15/09 (c)                                     25          25
Spectrasite Holdings, Inc.:
   stepped coupon, (d) (11.250% 04/15/04)
   04/15/09                                                100          55
   10.750% 03/15/10 (c)                                     10          10
United Pan-Europe Communications N.V.,
   11.500% 02/01/10 (c)                                     75          70
Verio, Inc.,
   11.250% 12/01/08                                        100          99
                                                                  --------
                                                                       346
                                                                  --------
Electric Services - 0.8%
Israel Electric Corp., Ltd.,
   7.750% 03/01/09 (c)                                   1,000         955

                                            COUNTRY       PAR       VALUE
--------------------------------------------------------------------------------
Tenet Healthcare Corp.,
   8.125% 12/01/08                                         100          93
AES Corp.,
   9.500% 06/01/09                                         100          98
                                                                  --------
                                                                     1,146
                                                                  --------
Motor Freight & Warehousing - 0.0%
MTL, Inc.,
   10.000% 06/15/06                                         25          19
                                                                  --------
Telecommunications - 1.7%
AirGate PCS, Inc.,
   stepped coupon, (d) (13.500% 10/01/04)
   10/01/09                                                 40          23
Carrier 1 International,
   13.250% 02/15/09                                         50          50
Clearnet Communications, Inc.,
   stepped coupon, (d) (14.750% 12/15/00)
   12/15/05                                                 50          50
Covad Communications Group, Inc.,
   12.000% 02/15/10 (c)                                     25          24
Crown Castle International Corp.,
   stepped coupon, (d) (10.375% 05/15/09)
   05/15/11                                                175         103
Flag Telecom Holdings Ltd.,
   11.625% 03/30/10 (c)                                     50          46
Global Crossing, Inc.,
   9.125% 11/15/06                                          60          58
Hyperion Telecommunications, Inc.,
   stepped coupon, (d) (13.000% 04/15/01)
   04/15/03                                                 50          46
Jazztel PLC,                                  KB
   13.250% 12/15/09                                         25          23
Level 3 Communications, Inc.:
   9.125% 05/01/08                                          50          44
   11.000% 03/15/08                                         30          29
McLeod USA, Inc.,
   stepped coupon, (d) (10.500% 03/01/02)
   03/01/07                                                100          80
Metromedia Fiber Network, Inc.,
   10.000% 11/15/08                                        100          96
Nextlink Communications, Inc.,
   10.750% 06/01/09                                        100          99
Nextel Communications, Inc.:
   9.375% 11/15/09                                         100          95
   stepped coupon, (d) (9.750% 10/31/02)
   01/31/07                                                100          72
Nextel International, Inc.,
   stepped coupon, (d) (12.125% 04/15/03)
   04/15/08                                                 25          16
Nextel Partners, Inc.,
   11.000% 03/15/10 (c)                                     50          49
Ono Finance PLC,
   13.000% 05/01/09                                         50          50
RCN Corp.,
   stepped coupon, (d) (11.125% 10/15/02)
   10/15/07                                                100          63
Rogers Cantel, Inc.,
   9.750% 06/01/16                                         100         107

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands)

Bonds & Notes (Continued)                                PAR        VALUE
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES (continued)
Sprint Spectrum L.P.,
   stepped coupon, (d) (12.500% 08/15/01)
   08/15/06                                             $  100    $     94
TeleCorp PCS, Inc.,
   stepped coupon, (d) (11.625% 04/15/04)
   04/15/09                                                100          65
Viatel, Inc.,
   11.500% 03/15/09                                        500          46
Williams Communications Group, Inc.,
   10.875% 10/01/09                                         75          76
WinStar Equipment Corp.,
   12.500% 04/15/08 (c)                                     50          49
WorldCom, Inc.,
   6.125% 08/15/01                                       1,000         986
Worldwide Fiber, Inc.,
   12.000% 08/01/09                                         75          69
XM Satellite Radio Holdings, Inc.,
   14.000% 03/15/10 (c)                                     50          45
                                                                  --------
                                                                     2,653
                                                                  --------
Water Transportation - 0.0%
Azurix Corp.,
   10.750% 02/15/10 (c)                                     25          25
                                                                  --------
TOTAL CORPORATE FIXED-INCOME
BONDS & NOTES
   (cost $24,069)                                                   21,622
                                                                  --------

                                          CURRENCY       PAR        VALUE
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT & AGENCY
   OBLIGATIONS - 4.6%
Buoni Poliennali Del Tes,
   7.750% 11/01/06                            EU           287         295
Government of France,
   6.750% 10/25/04                            EU           197         192
Government of New Zealand,
   8.000% 11/15/06                            NZ           500         255
Government of Poland,
   8.500% 10/12/04 (f)                        Po           480          89
Hellenic Republic,
   8.900% 03/21/04                            GD       170,300         507
Kingdom of Norway:
   6.750% 01/15/07                            NK         2,360         270
   9.500% 10/31/02                            NK         4,050         482
Kingdon of Sweden,
   6.000% 02/09/05                            SK         1,800         207
Queensland Treasury,
   8.000% 09/14/07                            A$           265         165
Republic of Argentina:
   11.250% 04/10/06 (g)                       DM           200         100
   11.375% 01/30/17 (h)                                    826         787
Republic of Brazil:
   10.125% 05/15/27 (i)                                    515         399
   12.750% 01/15/20 (i)                                    250         238
   14.500% 10/15/09 (i)                                    245         259
Republic of Bulgaria,
   6.500% 07/28/11 (j)                                     250         189
Republic of Colombia:
   9.750% 04/23/09 (k)                                     149         118
   11.750% 02/25/20 (k)                                     70          60
Republic of South Africa,
   9.125% 05/19/09 (l)                                     100          96
Republic of Turkey:
   11.875% 11/05/04 (m)                                    185         194
   12.375% 06/15/09 (m)                                    185         199
Republic of Venezuela,
   9.250% 09/15/27 (n)                                     550         351
Russian Federation,
   11.000% 07/24/18 (o)                                    645         461
United Kingdom Treasury,
   10.000% 09/08/03                           KB           300         521
United Mexican States:
   9.875% 02/01/10                                         660         680
   10.375% 01/29/03 (p)                       DM           200         101
                                                                  --------
TOTAL FOREIGN GOVERNMENT
   & AGENCY OBLIGATIONS
   (cost $7,378)                                                     7,215
                                                                  --------
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.6%
Government Agencies - 8.9%
Federal Home Loan Mortgage Corp.:
   6.500% 2014-2030                                      5,897       5,564
   7.000% 2009-2030                                      2,299       2,202
   8.000% 07/01/20                                         453         452
                                                                  --------
                                                                     8,218
                                                                  --------
Federal National Mortgage Association:
   5.125% 02/13/04                                       1,250       1,164
   6.625% 09/15/09                                       1,600       1,525
   7.125% 02/15/05                                       1,050       1,046
                                                                  --------
                                                                     3,735
                                                                  --------
Government National Mortgage Association:
   6.000% 01/15/29                                       2,243       2,038
                                                                  --------
Government Obligations - 6.6%
U.S. Treasury Bonds:
   8.125% 08/15/19                                         800         961
   8.750% 05/15/17                                       2,725       3,406
   11.625% 11/15/04                                      1,572       1,873
   12.000% 08/15/13                                      1,323       1,768
                                                                  --------
                                                                     8,009
                                                                  --------
U.S. Treasury Notes,
   11.875% 11/15/03                                      2,000       2,321
                                                                  --------
TOTAL U.S. GOVERNMENT
& AGENCY OBLIGATIONS
   (cost $22,979)                                                   24,321
                                                                  --------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------

Bonds & Notes (Continued)                                PAR        VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.4%
JP Morgan Commerical Mortgage Finance Corp.,
   Series 1999 C8, Class A2,
   7.400% 07/15/31                                      $  700    $    685
                                                                  --------
TOTAL ASSET-BACKED
SECURITIES
   (cost of $686)                                                      685
                                                                  --------
TOTAL BONDS & NOTES
   (cost $55,112)                                                   53,843
                                                                  --------
TOTAL INVESTMENTS
   (cost $127,155) (q)                                             149,078
                                                                  --------
Short-Term Obligations - 3.1%
--------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
dated 04/28/00, due 05/01/00 at 5.710%,
collaterized by U.S. Treasury notes with various
maturities to 2025, market value $4,803
(repurchase proceeds $4,805)                             4,803       4,803

FORWARD CURRENCY CONTRACTS - 0.0%                                       39
                                                                  --------
OTHER ASSETS & LIABILITIES - 1.6%                                    2,471
                                                                  --------
NET ASSETS - 100%                                                 $156,391
                                                                  ========
Notes to Investment Portfolio:
--------------------------------------------------------------------------------
(a)   Rounds to less than one.
(b)   Non-income producing.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000 the value of these securities amounted to $3,717 or 2.4% of net assets.
(d) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.
(e)   This is a British security. Par amount is stated in U.S. dollars.
(f)   This is an Polish security. Par amount is stated in U.S. dollars.
(g)   This is a Argentinean security. Par amount is stated in German
      Deutschmarks.
(h)   This is a Argentinean security. Par amount is stated in U.S. dollars.
(i)   This is a Brazilian security. Par amount is stated in U.S. dollars.
(j)   This is a Bulgarian security. Par amount is stated in U.S. dollars.
(k)   This is a Colombian security. Par amount is stated in U.S. dollars.
(l)   This is a South African security. Par amount is stated in U.S. dollars.
(m)   This is a Turkish security. Par amount is stated in U.S. dollars.
(n)   This is a Venezuelan security. Par amount is stated in U.S. dollars.
(o)   This is a Russian security. Par amount is stated in U.S. dollars.
(p)   This is a Mexican security. Par amount is stated in German Deutschmarks.
(q)   Cost for federal income tax purposes is the same.
(r) As of April 30, 2000, the Fund had entered into the following portfolio hedges:

                                               Net Unrealized
                                                Appreciation
     Contracts      In Exchange   Settlement   (Depreciation)
    to Deliver          For          Date           (US$)
----------------------------------------------------------------
     EU   309        US$  281      05/08/00           18
     EU   309        US$  281      06/26/00            9
     EU    26        US$   23      06/16/00            1
     KB   173        US$  269      05/08/00            6
     NO 3,497        US$  391      07/26/00           11
     NZ   993        US$  483      06/09/00          (3)
     SK 1,700        US$  191      06/30/00            1
                                               ---------
                                               $      43
                                               ---------

                                               Net Unrealized
                                                Appreciation
  Contracts        In Exchange   Settlement    (Depreciation)
 to Receive            For          Date            (US$)
----------------------------------------------------------------
     NZ   503        US$  245      06/06/00    $      (4)
                                               ---------

   Summary of Securities
   by Country/Currency     Country/Currency         Value         % of Total
------------------------------------------------------------------------------
   United States                                  $123,163           82.6
   Finland                       Fi/Eu               4,365            2.9
   United Kingdom                UK/KB               4,228            2.8
   Japan                           Ja                3,401            2.3
   Switzerland                    Sz                 2,345            1.6
   Netherlands                   Ne/Eu               2,005            1.4
   France                        Fr/Eu               1,009            0.7
   Spain                         Sp/Eu                 949            0.6
   Brazil                         Bz                   896            0.6
   Argentina                      Ar                   887            0.6
   Germany                       G/DM                  821            0.6
   Norway                        No/NK                 752            0.5
   Mexico                         Mx                   680            0.5
   Greece                        Gr/GD                 507            0.3
   Poland                         Po                   480            0.3
   Russia                         Ru                   461            0.3
   Turkey                         Tu                   393            0.3
   Venezuela                      Ve                   351            0.2
   Italy                         It/Eu                 295            0.2
   New Zealand                    NZ                   255            0.2
   Sweden                        Sw/SK                 207            0.1
   Bulgaria                       Bu                   189            0.1
   Panama                         Pa                   178            0.1
   Australia                     Au/A$                 165            0.1
   South Africa                  SR/SA                  96            0.1
                                                  --------          -----
                                                  $149,078          100.0
                                                  ========          =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

        Name                        Acronym
        ----                        -------
         A$                   Australian Dollars
         ADR              American Depositary Receipt
         Eu                          Euro
         GD                     Greek Drachmas
         KB                     British Pounds
         NK                     Norwegian Krone
         PIK                    Payment-In-Kind
         SK                      Swedish Krona

See notes to investment portfolio.

--------------------------------------------------------------------------------
Statement of Assets & Liabilities
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

Assets
Investments at value (cost $127,155)                              $ 149,078
Short-term obligations                                                4,803
                                                                  ---------
                                                                    153,881
Cash                                                $       8
Unrealized appreciation on forward
   currency contracts                                      43
Receivable for:
   Investments sold                                     3,714
   Interest                                             1,152
   Fund shares sold                                       128
   Dividends                                               87
   Foreign tax reclaims                                    23
Other                                                     153         5,308
                                                    ---------     ---------
     Total Assets                                                   159,189

Liabilities
Unrealized depreciation on forward
   currency contracts                                       4
Payable for:
   Investments purchased                                1,894
   Fund shares repurchased                                604
Accrued:
   Management fee                                          92
   Service fee                                             35
   Transfer agent fee                                      61
   Bookkeeping fee                                          5
   Deferred Trustees fees                                   3
Other                                                     100
                                                    ---------
        Total Liabilities                                             2,798
                                                                  ---------
Net Assets                                                        $ 156,391
                                                                  =========
Net asset value & redemption price per share -
   Class A ($49,728/3,533)                                        $   14.08 (a)
                                                                  =========
Maximum offering price per share -
   Class A ($14.08/0.9525)                                        $   14.78 (b)
                                                                  =========
Net asset value & offering price per share -
   Class B ($99,300/7,071)                                        $   14.04 (a)
                                                                  =========
Net asset value & offering price per share -
   Class C ($7,363/523)                                           $   14.07 (a)
                                                                  =========
Composition of Net Assets
Capital paid in                                     $ 142,746
Undistributed net investment income                       660
Accumulated net realized loss                          (8,962)
Net unrealized appreciation on:
   Investments                                                       21,923
   Foreign currency transactions                                         24
                                                                  ---------
                                                                  $ 156,391
                                                                  =========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)   On sales of $50,000 or more the offering price is reduced.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (Unaudited)
(In thousands)

Investment Income
Interest                                                          $   2,945
Dividends                                                               543
                                                                  ---------
   Total Investment Income (net of nonreclaimable
   foreign taxes withheld at source which
   amounted to $17)                                                   3,488
Expenses
Management fee                                      $     584
Service fee                                               209
Distribution fee - Class A                                 26
Distribution fee - Class B                                398
Distribution fee - Class C                                 32
Transfer agent fee                                        256
Bookkeeping fee                                            34
Trustees fee                                                7
Custodian fee                                              21
Audit fee                                                   9
Legal fee                                                   3
Registration fee                                           20
Reports to shareholders                                     8
Other                                                      11
                                                    ---------
                                                        1,618
Interest expense                                            1
                                                    ---------
Total expenses                                          1,619
Fees waived by the Distributor - Class A                  (13)        1,606
                                                    ---------     ---------
     Net Investment Income                                            1,882
                                                                  ---------
Net Realized and Unrealized Gain (Loss)
on Portfolio Positions
Net realized gain (loss) on:
   Investments                                         (8,805)
   Foreign currency transactions                           10
                                                    ---------
     Net Realized Gain                                               (8,795)
                                                                  ---------
Net change in unrealized appreciation /depreciation
   during the period on:
   Investments                                         12,519
   Foreign currency transactions                           63
                                                    ---------
     Net Change in Unrealized
       Appreciation/Depreciation                                     12,582
                                                                  ---------
     Net Gain                                                         3,787
                                                                  ---------
Increase in Net Assets from Operations                            $   5,669
                                                                  =========

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                      (Unaudited)
                                                       Six months       Year
                                                          ended         ended
                                                        April 30,    October 31,
                                                       ----------    -----------
Increase (Decrease) in Net Assets                         2000          1999
--------------------------------------------------------------------------------
Operations:
Net investment income                                  $   1,882     $   5,111
Net realized gain (loss)                                  (8,795)       19,872
Net change in unrealized appreciation/
   depreciation                                           12,582       (11,605)
                                                       ---------     ---------
   Net Increase from Operations                            5,669        13,378

Distributions:
From net investment income - Class A                        (786)       (1,696)
From net realized gains - Class A                         (5,548)       (2,112)
From net investment income - Class B                      (1,212)       (2,819)
From net realized gains - Class B                        (11,370)       (4,213)
From net investment income - Class C                         (98)         (217)
From net realized gains - Class C                           (929)         (328)
                                                       ---------     ---------
                                                         (14,274)        1,993
                                                       ---------     ---------
Fund Share Transactions:
Receipts for shares sold - Class A                         1,671         7,542
Value of distributions reinvested - Class A                5,986         3,596
Cost of shares repurchased - Class A                      (7,879)      (11,089)
                                                       ---------     ---------
                                                            (222)           49
                                                       ---------     ---------
Receipts for shares sold - Class B                         5,345        26,884
Value of distributions reinvested - Class B               11,779         6,630
Cost of shares repurchased - Class B                     (20,945)      (28,019)
                                                       ---------     ---------
                                                          (3,821)        5,495
                                                       ---------     ---------
Receipts for shares sold - Class C                           498         2,530
Value of distributions reinvested - Class C                  982           508
Cost of shares repurchased - Class C                      (2,492)       (2,275)
                                                       ---------     ---------
                                                          (1,012)          763
                                                       ---------     ---------
Net Increase (Decrease) from Fund
   Share Transactions                                     (5,055)        6,307
                                                       ---------     ---------
     Total Increase (Decrease)                           (19,329)        8,300

Net Assets
Beginning of period                                      175,720       167,420
                                                       ---------     ---------
End of period (including undistributed
   net investment income of $660 and
   $874, respectively)                                 $ 156,391     $ 175,720
                                                       =========     =========

Number of Fund Shares
Sold - Class A                                               117           486
Issued for distributions reinvested - Class A                429           235
Repurchased - Class A                                       (553)         (716)
                                                       ---------     ---------
                                                              (7)            5
                                                       ---------     ---------
Sold - Class B                                               374         1,735
Issued for distributions reinvested - Class B                845           433
Repurchased - Class B                                     (1,470)       (1,814)
                                                       ---------     ---------
                                                            (251)          354
                                                       ---------     ---------
Sold - Class C                                                35           163
Issued for distributions reinvested - Class C                 70            33
Repurchased - Class C                                       (176)         (147)
                                                       ---------     ---------
                                                             (71)           49
                                                       ---------     ---------

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

Note 1. Interim Financial Statements

In the opinion of management of Colonial Strategic Balanced Fund (the Fund), a series of Liberty Funds Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

Note 2. Accounting Policies

Organization

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and long term growth, consistent with prudent risk, by diversifying investments primarily in U.S. and foreign equity and debt securities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and an annual distribution fee. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                              Converts to
        Original purchase                    Class A shares
       --------------------                ------------------
       Less than $250,000                       8 years
       $250,000 to less than $500,000           4 years
       $500,000 to less than $1,000,000         3 years

Class C shares are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Determination of class net asset values and financial highlights

All income, expenses (other than the Class A, Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, net investment income per share data reflects the distribution fee applicable to each class.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class A, Class B and Class C shares.

Federal income taxes

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest income, debt discount and premium

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

Foreign currency transactions

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Forward currency contracts

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 3. Fees and Compensation Paid to Affiliates

Management fee

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.70% annually of the Fund's average net assets.

Bookkeeping fee

The Advisor provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

Transfer agent

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

Underwriting discounts, service and distribution fees

Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended April 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $4,121 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $93, $249,160 and $960, on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.30% for Class A and 0.75% for Class B and Class C, annually, of the average net assets attributable to Class A, Class B, and Class C shares, respectively. Effective March 1, 1999, the plan decreased the payment of the distribution fee to equal 0.10% annually for Class A. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class A share distribution fee so that it will not exceed 0.05% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Other

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 4. Portfolio Information

Investment activity

During the six months ended April 30, 2000, purchases and sales of investments, other than short-term obligations, were $99,100,605 and $118,481,428, respectively, of which $16,737,797 and $10,644,168, respectively, were U.S. government securities.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

Unrealized appreciation (depreciation) at April 30, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

      Gross unrealized appreciation          $29,358,303
      Gross unrealized depreciation           (7,435,096)
                                             -----------
        Net unrealized appreciation          $21,923,207
                                             ===========

Other

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Line of Credit

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. For the six months ended April 30, 2000, the Fund had taken out one loan of $3,000,000 at an interest rate of 6.52%.

Note 6. Other Related Party Transactions

During the six months ended April 30, 2000, the Fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the year were $33,109.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                          (Unaudited)
                                                                Six months ended April 30, 2000
                                                       -------------------------------------------------------
                                                         Class A            Class B         Class C
--------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                  $    15.360        $    15.330     $    15.350
                                                       -----------        -----------     -----------
Income from Investment Operations:
Net investment income (a)                                    0.196(b)           0.146           0.146
Net realized and unrealized gain                             0.340              0.326           0.336
                                                       -----------        -----------     -----------
     Total from Investment Operations                        0.536              0.472           0.482
                                                       -----------        -----------     -----------
Less Distributions Declared to Shareholders:
From net investment income                                  (0.224)            (0.169)         (0.169)
From net realized gains                                     (1.593)            (1.593)         (1.593)
                                                       -----------        -----------     -----------
     Total Distributions Declared to Shareholders           (1.817)            (1.762)         (1.762)
                                                       -----------        -----------     -----------
Net asset value - End of period                        $    14.080        $    14.040     $    14.070
                                                       ===========        ===========     ===========
Total return (c) (d)                                          3.63%(e)           3.19%           3.25%
                                                       ===========        ===========     ===========
Ratios to Average Net Assets:
Expenses (f) (g)                                              1.44%(b)           2.14%           2.14%
Net investment income (f) (g)                                 2.74%(b)           2.04%           2.04%
Portfolio turnover (d)                                          63%                63%             63%
Net assets at end of period (000)                      $    49,728        $    99,300     $     7,363

(a)   Per share data was calculated using average shares outstanding.
(b) Net of fees waived by the Distributor which amounted to $0.004 and 0.05% (annualized).
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d)   Not annualized.
(e) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)   Annualized.

                                                                  Year ended October 31, 1999
                                                      --------------------------------------------------------
                                                         Class A            Class B         Class C
--------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                 $     15.170       $     15.140    $     15.170
                                                      ------------       ------------    ------------
Income from Investment Operations:
Net investment income (a)                                    0.504(b)           0.409           0.409
Net realized and unrealized gain                             0.756              0.763           0.751
                                                      ------------       ------------    ------------
     Total from Investment Operations                        1.260              1.172           1.160
                                                      ------------       ------------    ------------
Less Distributions Declared to Shareholders:
From net investment income                                  (0.470)            (0.382)         (0.380)
From net realized gains                                     (0.600)            (0.600)         (0.600)
                                                      ------------       ------------    ------------
     Total Distributions Declared to Shareholders           (1.070)            (0.982)         (0.980)
                                                      ------------       ------------    ------------
Net asset value - End of period                       $     15.360       $     15.330    $     15.350
                                                      ============       ============    ============
Total return (c)                                              8.47%(d)           7.87%           7.78%
                                                      ============       ============    ============
Ratios to Average Net Assets:
Expenses (e)                                                  1.55%(b)           2.17%           2.17%
Net investment income (e)                                     3.26%(b)           2.64%           2.64%
Portfolio turnover                                              61%                61%             61%
Net assets at end of period (000)                     $     54,385       $    112,213    $      9,122

(a) Per share data was calculated using average shares outstanding during the period.
(b) Net of fees waived by the Distributor which amounted to $0.005 and 0.05% (annualized).
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                             Year ended October 31, 1998
                                                        ------------------------------------
                                                          Class A      Class B      Class C
--------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                   $  14.450    $  14.430     $  14.450
                                                        ---------    ---------     ---------
Income from Investment Operations:
Net investment income (a) (b)                               0.418        0.350         0.350
Net realized and unrealized gain                            0.890        0.882         0.891
                                                        ---------    ---------     ---------
     Total from Investment Operations                       1.308        1.232         1.241
                                                        ---------    ---------     ---------
Less Distributions Declared to Shareholders:
From net investment income                                 (0.440)      (0.374)       (0.373)
From net realized gains                                    (0.148)      (0.148)       (0.148)
                                                        ---------    ---------     ---------
     Total Distributions Declared to Shareholders          (0.588)      (0.522)       (0.521)
Net asset value - End of period                         $  15.170    $  15.140     $  15.170
                                                        =========    =========     =========
Total return (c) (d)                                         9.25%        8.71%         8.76%
                                                        =========    =========     =========
Ratios to Average Net Assets:
Expenses (e)                                                 1.69%        2.14%         2.14%
Net investment income (e)                                    2.76%        2.31%         2.31%
Fees and expenses waived or borne by the Advisor (e)         0.01%        0.01%         0.01%
Portfolio turnover                                             51%          51%            5%
Net assets at end of period (000)                       $  53,639    $  105,513    $   8,268

(a)   Net of fees and expenses waived or borne by
      the Advisor which amounted to:                    $   0.001    $   0.001     $   0.001
(b)   Per share data was calculated using average shares outstanding during the period.
(c)   Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d)   Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)   The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                             Year ended October 31, 1997
                                                        ------------------------------------
                                                          Class A      Class B      Class C
--------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                   $  12.910    $  12.890     $  12.910
                                                        ---------    ---------     ---------
Income from Investment Operations:
Net investment income (a) (c)                               0.404        0.342         0.342
Net realized and unrealized gain                            1.762        1.766         1.766
                                                        ---------    ---------     ---------
     Total from Investment Operations                       2.166        2.108         2.108
                                                        ---------    ---------     ---------
Less Distributions Declared to Shareholders:
From net investment income                                 (0.393)      (0.335)       (0.335)
From net realized gains                                    (0.233)      (0.233)       (0.233)
                                                        ---------    ---------     ---------
     Total Distributions Declared to Shareholders          (0.626)      (0.568)       (0.568)
                                                        ---------    ---------     ---------
Net asset value - End of period                         $  14.450    $  14.430     $  14.450
                                                        =========    =========     =========
Total return (d) (e)                                        17.24%       16.77%        16.75%
                                                        =========    =========     =========
Ratios to Average Net Assets:
Expenses (f)                                                 1.65%        2.10%         2.10%
Net investment income (f)                                    2.93%        2.48%         2.48%
Fees and expenses waived or borne by the Advisor (f)         0.09%        0.09%         0.09%
Portfolio turnover                                             45%          45%           45%
Net assets at end of period (000)                       $  45,736    $  77,005     $   6,388

(a)   Net of fees and expenses waived or borne by
      the Advisor which amounted to:                    $   0.013    $   0.013     $   0.013
(b)   Class D shares were redesignated Class C shares on July 1, 1997.
(c)   Per share data was calculated using average shares outstanding during the period.
(d)   Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e)   Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)   The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:

                                                             Year ended October 31, 1996
                                                        ------------------------------------
                                                          Class A      Class B      Class C
--------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                   $  11.650    $  11.640     $  11.650
                                                        ---------    ---------     ---------
Income from Investment Operations:
Net investment income (a) (b)                               0.369        0.314         0.314
Net realized and unrealized gain                            1.264        1.260         1.258
                                                        ---------    ---------     ---------
     Total from Investment Operations                       1.633        1.574         1.572
                                                        ---------    ---------     ---------
Less Distributions Declared to Shareholders:
From net investment income                                 (0.333)      (0.284)       (0.272)
From net realized gains                                    (0.040)      (0.040)       (0.040)
                                                        ---------    ---------     ---------
     Total Distributions Declared to Shareholders          (0.373)      (0.324)       (0.312)
                                                        ---------    ---------     ---------
Net asset value - End of period                         $  12.910    $  12.890     $  12.910
                                                        =========    =========     =========
Total return (c) (d)                                        14.24%       13.71%        13.68%
                                                        =========    =========     =========
Ratios to Average Net Assets:
Expenses (e)                                                 1.65%        2.10%         2.10%
Net investment income (e)                                    2.99%        2.54%         2.54%
Fees and expenses waived or borne by the Advisor (e)         0.19%        0.19%         0.19%
Portfolio turnover                                             59%          59%           59%
Net assets at end of period (000)                       $  25,580    $  40,065     $   3,554

(a)   Net of fees and expenses waived or borne by
      the Advisor which amounted to:                    $   0.023    $   0.023     $   0.023
(b)   Per share data was calculated using average shares outstanding during the period.
(c)   Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d)   Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)   The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                             Year ended October 31, 1995
                                                        ------------------------------------
                                                          Class A      Class B      Class C
--------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                   $   9.910    $   9.900     $   9.900
                                                        ---------    ---------     ---------
Income from Investment Operations:
Net investment income (a) (b)                               0.325        0.277         0.277
Net realized and unrealized gain                            1.764        1.769         1.774
                                                        ---------    ---------     ---------
     Total from Investment Operations                       2.089        2.046         2.051
                                                        ---------    ---------     ---------
Less Distributions Declared to Shareholders:
From net investment income                                 (0.349)      (0.306)       (0.301)
Net asset value - End of period                         $  11.650    $  11.640     $  11.650
                                                        ---------    ---------     ---------
Total return (c) (d)                                        21.47%       21.00%        21.04%
                                                        ---------    ---------     ---------
Ratios to Average Net Assets:
Expenses (e)                                                 1.65%        2.10%         2.10%
                                                        =========    =========     =========
Net investment income (e)                                    3.05%        2.60%         2.60%
Fees and expenses waived or borne by the Advisor (e)         0.43%        0.43%         0.43%
Portfolio turnover                                             49%          49%           49%
Net assets at end of period (000)                       $  16,346    $  18,284     $   4,164

(a)   Net of fees and expenses waived or borne by
      the Advisor which amounted to:                    $   0.042    $   0.042     $   0.042
(b)   Per share data was calculated using average shares outstanding during the period.
(c)   Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d)   Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)   The benefits derived from custody credits and directed brokerage arrangements had no impact.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees & Transfer Agent

--------------------------------------------------------------------------------

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Thomas E. Stitzel
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

Important Information About This Report

The Transfer Agent for Colonial Strategic Balanced Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Strategic Balanced Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Semiannual Report:
Colonial Strategic Balanced Fund

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

                                    LIBERTY
                                    --------
                                       FUNDS

ALL-STAR   Institutional money management approach for individual investors.

COLONIAL   Fixed income and value style equity investing.

CRABBE     A contrarian approach to fixed income and equity investing.
HUSON

NEWPORT    A leader in international investing.(SM)

STEIN ROE  Solutions for growth and income investing.
ADVISOR

KEYPORT    A leading provider of innovative annuity products.

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
COLONIAL STRATEGIC BALANCED FUND     Semi-Annual Report
--------------------------------------------------------------------------------

[LOGO] LIBERTY
       --------
          FUNDS

ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. [Copyright] 2000
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com

                                                                 ---------------
                                                                    BULK RATE
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  HOLLISTON, MA
                                                                  PERMIT NO. 20
                                                                 ---------------

                                                  791-03/347B-0500 (6/00) 00/945